Shareholder Report		12 Months Ended
	Jun. 01, 2023	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key		0000203142
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000016734
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Class A
Trading Symbol		NOTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 6.33% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, tobacco, and healthcare bonds aided performance. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher.

While there were no material detractors, the Fund had exposure to a small number of distressed bonds and education-related issues that weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
'14	$9,725	$10,000
'14	$9,661	$10,009
'14	$9,682	$10,026
'14	$9,820	$10,148
'14	$9,864	$10,158
'14	$9,932	$10,228
'14	$9,952	$10,245
'14	$10,019	$10,297
'15	$10,206	$10,480
'15	$10,113	$10,371
'15	$10,141	$10,401
'15	$10,090	$10,347
'15	$10,080	$10,318
'15	$10,021	$10,309
'15	$10,083	$10,384
'15	$10,113	$10,404
'15	$10,175	$10,479
'15	$10,222	$10,521
'15	$10,277	$10,563
'15	$10,355	$10,637
'16	$10,443	$10,764
'16	$10,456	$10,781
'16	$10,561	$10,815
'16	$10,650	$10,894
'16	$10,712	$10,924
'16	$10,911	$11,098
'16	$10,913	$11,105
'16	$10,949	$11,120
'16	$10,905	$11,064
'16	$10,792	$10,948
'16	$10,377	$10,540
'16	$10,459	$10,663
'17	$10,508	$10,734
'17	$10,593	$10,808
'17	$10,617	$10,832
'17	$10,686	$10,910
'17	$10,850	$11,083
'17	$10,840	$11,044
'17	$10,899	$11,133
'17	$10,993	$11,218
'17	$10,953	$11,161
'17	$10,985	$11,188
'17	$10,982	$11,128
'17	$11,114	$11,244
'18	$10,993	$11,112
'18	$10,936	$11,079
'18	$10,978	$11,120
'18	$10,956	$11,080
'18	$11,080	$11,207
'18	$11,094	$11,216
'18	$11,108	$11,244
'18	$11,113	$11,273
'18	$11,045	$11,200
'18	$10,903	$11,131
'18	$10,948	$11,254
'18	$11,024	$11,388
'19	$11,090	$11,475
'19	$11,157	$11,536
'19	$11,355	$11,718
'19	$11,392	$11,762
'19	$11,591	$11,925
'19	$11,647	$11,969
'19	$11,721	$12,065
'19	$11,928	$12,255
'19	$11,868	$12,157
'19	$11,865	$12,179
'19	$11,890	$12,209
'19	$11,947	$12,247
'20	$12,179	$12,467
'20	$12,412	$12,627
'20	$11,290	$12,169
'20	$10,921	$12,017
'20	$11,273	$12,399
'20	$11,655	$12,501
'20	$11,919	$12,712
'20	$11,932	$12,652
'20	$11,917	$12,655
'20	$11,912	$12,617
'20	$12,188	$12,807
'20	$12,431	$12,885
'21	$12,649	$12,967
'21	$12,451	$12,761
'21	$12,547	$12,840
'21	$12,736	$12,947
'21	$12,914	$12,986
'21	$13,033	$13,022
'21	$13,162	$13,130
'21	$13,112	$13,082
'21	$12,978	$12,987
'21	$12,918	$12,949
'21	$13,099	$13,059
'21	$13,153	$13,081
'22	$12,776	$12,722
'22	$12,651	$12,677
'22	$12,106	$12,266
'22	$11,550	$11,927
'22	$11,681	$12,104
'22	$11,196	$11,906
'22	$11,666	$12,220
'22	$11,337	$11,952
'22	$10,614	$11,494
'22	$10,425	$11,398
'22	$11,043	$11,931
'22	$10,997	$11,965
'23	$11,445	$12,309
'23	$11,144	$12,031
'23	$11,333	$12,298
'23	$11,347	$12,270
'23	$11,299	$12,163
'23	$11,491	$12,285
'23	$11,551	$12,334
'23	$11,411	$12,156
'23	$11,037	$11,800
'23	$10,797	$11,699
'23	$11,579	$12,442
'23	$11,938	$12,731
'24	$12,001	$12,666
'24	$12,065	$12,683
'24	$12,140	$12,682
'24	$11,973	$12,525
'24	$12,015	$12,488

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	6.33%	0.72%	2.14%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	3.41%	0.16%	1.85%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 479,336,252
Holdings Count | Holding		310
Advisory Fees Paid, Amount		$ 2,033,647
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	479,336,252
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,033,647
Modified Duration to Worst	8.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	2%
AA	12%
A	12%
BBB	19%
BB	11%
Not Rated	37%
Total	93%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	87%
General Obligation Bonds	5%
Variable Rate Demand Notes	5%
Other	1%
Lease Obligations	0%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	2%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.85% to 0.82%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.85% to 0.82%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Strategies [Text Block]

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.
C000016738
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Class S
Trading Symbol		SHYTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$60	0.58%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 6.60% for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, tobacco, and healthcare bonds aided performance. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher.

While there were no material detractors, the Fund had exposure to a small number of distressed bonds and education-related issues that weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index
'14	$10,000	$10,000
'14	$9,936	$10,009
'14	$9,960	$10,026
'14	$10,104	$10,148
'14	$10,152	$10,158
'14	$10,224	$10,228
'14	$10,246	$10,245
'14	$10,318	$10,297
'15	$10,513	$10,480
'15	$10,427	$10,371
'15	$10,450	$10,401
'15	$10,399	$10,347
'15	$10,391	$10,318
'15	$10,341	$10,309
'15	$10,399	$10,384
'15	$10,431	$10,404
'15	$10,498	$10,479
'15	$10,548	$10,521
'15	$10,607	$10,563
'15	$10,690	$10,637
'16	$10,784	$10,764
'16	$10,799	$10,781
'16	$10,910	$10,815
'16	$11,004	$10,894
'16	$11,071	$10,924
'16	$11,278	$11,098
'16	$11,283	$11,105
'16	$11,322	$11,120
'16	$11,279	$11,064
'16	$11,165	$10,948
'16	$10,738	$10,540
'16	$10,834	$10,663
'17	$10,887	$10,734
'17	$10,969	$10,808
'17	$10,996	$10,832
'17	$11,069	$10,910
'17	$11,242	$11,083
'17	$11,234	$11,044
'17	$11,298	$11,133
'17	$11,397	$11,218
'17	$11,368	$11,161
'17	$11,394	$11,188
'17	$11,393	$11,128
'17	$11,532	$11,244
'18	$11,409	$11,112
'18	$11,352	$11,079
'18	$11,398	$11,120
'18	$11,378	$11,080
'18	$11,509	$11,207
'18	$11,526	$11,216
'18	$11,543	$11,244
'18	$11,551	$11,273
'18	$11,483	$11,200
'18	$11,337	$11,131
'18	$11,387	$11,254
'18	$11,469	$11,388
'19	$11,540	$11,475
'19	$11,611	$11,536
'19	$11,820	$11,718
'19	$11,861	$11,762
'19	$12,070	$11,925
'19	$12,131	$11,969
'19	$12,211	$12,065
'19	$12,429	$12,255
'19	$12,369	$12,157
'19	$12,368	$12,179
'19	$12,407	$12,209
'19	$12,459	$12,247
'20	$12,704	$12,467
'20	$12,949	$12,627
'20	$11,782	$12,169
'20	$11,400	$12,017
'20	$11,769	$12,399
'20	$12,170	$12,501
'20	$12,448	$12,712
'20	$12,464	$12,652
'20	$12,451	$12,655
'20	$12,449	$12,617
'20	$12,740	$12,807
'20	$12,996	$12,885
'21	$13,226	$12,967
'21	$13,022	$12,761
'21	$13,125	$12,840
'21	$13,325	$12,947
'21	$13,515	$12,986
'21	$13,642	$13,022
'21	$13,779	$13,130
'21	$13,730	$13,082
'21	$13,593	$12,987
'21	$13,533	$12,949
'21	$13,725	$13,059
'21	$13,784	$13,081
'22	$13,393	$12,722
'22	$13,265	$12,677
'22	$12,697	$12,266
'22	$12,117	$11,927
'22	$12,256	$12,104
'22	$11,750	$11,906
'22	$12,234	$12,220
'22	$11,904	$11,952
'22	$11,148	$11,494
'22	$10,952	$11,398
'22	$11,603	$11,931
'22	$11,557	$11,965
'23	$12,029	$12,309
'23	$11,716	$12,031
'23	$11,917	$12,298
'23	$11,935	$12,270
'23	$11,887	$12,163
'23	$12,079	$12,285
'23	$12,157	$12,334
'23	$12,013	$12,156
'23	$11,622	$11,800
'23	$11,372	$11,699
'23	$12,196	$12,442
'23	$12,576	$12,731
'24	$12,646	$12,666
'24	$12,704	$12,683
'24	$12,798	$12,682
'24	$12,624	$12,525
'24	$12,671	$12,488

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	6.60%	0.98%	2.40%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 479,336,252
Holdings Count | Holding		310
Advisory Fees Paid, Amount		$ 2,033,647
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	479,336,252
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,033,647
Modified Duration to Worst	8.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	2%
AA	12%
A	12%
BBB	19%
BB	11%
Not Rated	37%
Total	93%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	87%
General Obligation Bonds	5%
Variable Rate Demand Notes	5%
Other	1%
Lease Obligations	0%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	2%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.60% to 0.57%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.60% to 0.57%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Strategies [Text Block]

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.
C000016737
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Class C
Trading Symbol		NOTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.58%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 5.53% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, tobacco, and healthcare bonds aided performance. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher.

While there were no material detractors, the Fund had exposure to a small number of distressed bonds and education-related issues that weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
'14	$10,000	$10,000
'14	$9,928	$10,009
'14	$9,943	$10,026
'14	$10,071	$10,148
'14	$10,110	$10,158
'14	$10,173	$10,228
'14	$10,187	$10,245
'14	$10,258	$10,297
'15	$10,434	$10,480
'15	$10,342	$10,371
'15	$10,364	$10,401
'15	$10,297	$10,347
'15	$10,288	$10,318
'15	$10,222	$10,309
'15	$10,279	$10,384
'15	$10,302	$10,404
'15	$10,359	$10,479
'15	$10,392	$10,521
'15	$10,442	$10,563
'15	$10,522	$10,637
'16	$10,606	$10,764
'16	$10,613	$10,781
'16	$10,712	$10,815
'16	$10,787	$10,894
'16	$10,844	$10,924
'16	$11,046	$11,098
'16	$11,033	$11,105
'16	$11,062	$11,120
'16	$11,011	$11,064
'16	$10,890	$10,948
'16	$10,473	$10,540
'16	$10,549	$10,663
'17	$10,592	$10,734
'17	$10,672	$10,808
'17	$10,689	$10,832
'17	$10,752	$10,910
'17	$10,910	$11,083
'17	$10,884	$11,044
'17	$10,946	$11,133
'17	$11,024	$11,218
'17	$10,986	$11,161
'17	$11,011	$11,188
'17	$11,001	$11,128
'17	$11,126	$11,244
'18	$10,989	$11,112
'18	$10,935	$11,079
'18	$10,961	$11,120
'18	$10,932	$11,080
'18	$11,058	$11,207
'18	$11,066	$11,216
'18	$11,072	$11,244
'18	$11,071	$11,273
'18	$10,987	$11,200
'18	$10,847	$11,131
'18	$10,886	$11,254
'18	$10,955	$11,388
'19	$11,003	$11,475
'19	$11,063	$11,536
'19	$11,262	$11,718
'19	$11,292	$11,762
'19	$11,472	$11,925
'19	$11,530	$11,969
'19	$11,587	$12,065
'19	$11,793	$12,255
'19	$11,727	$12,157
'19	$11,716	$12,179
'19	$11,734	$12,209
'19	$11,782	$12,247
'20	$12,003	$12,467
'20	$12,225	$12,627
'20	$11,103	$12,169
'20	$10,744	$12,017
'20	$11,083	$12,399
'20	$11,451	$12,501
'20	$11,703	$12,712
'20	$11,709	$12,652
'20	$11,686	$12,655
'20	$11,664	$12,617
'20	$11,937	$12,807
'20	$12,167	$12,885
'21	$12,371	$12,967
'21	$12,171	$12,761
'21	$12,257	$12,840
'21	$12,433	$12,947
'21	$12,599	$12,986
'21	$12,707	$13,022
'21	$12,824	$13,130
'21	$12,768	$13,082
'21	$12,630	$12,987
'21	$12,564	$12,949
'21	$12,731	$13,059
'21	$12,776	$13,081
'22	$12,402	$12,722
'22	$12,274	$12,677
'22	$11,748	$12,266
'22	$11,192	$11,927
'22	$11,311	$12,104
'22	$10,835	$11,906
'22	$11,282	$12,220
'22	$10,958	$11,952
'22	$10,253	$11,494
'22	$10,064	$11,398
'22	$10,654	$11,931
'22	$10,603	$11,965
'23	$11,027	$12,309
'23	$10,731	$12,031
'23	$10,906	$12,298
'23	$10,913	$12,270
'23	$10,859	$12,163
'23	$11,037	$12,285
'23	$11,088	$12,334
'23	$10,947	$12,156
'23	$10,582	$11,800
'23	$10,345	$11,699
'23	$11,087	$12,442
'23	$11,423	$12,731
'24	$11,476	$12,666
'24	$11,531	$12,683
'24	$11,595	$12,682
'24	$11,428	$12,525
'24	$11,460	$12,488

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	5.53%	- 0.02%	1.37%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.53%	-0.02%	1.37%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 479,336,252
Holdings Count | Holding		310
Advisory Fees Paid, Amount		$ 2,033,647
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	479,336,252
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,033,647
Modified Duration to Worst	8.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	2%
AA	12%
A	12%
BBB	19%
BB	11%
Not Rated	37%
Total	93%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	87%
General Obligation Bonds	5%
Variable Rate Demand Notes	5%
Other	1%
Lease Obligations	0%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	2%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.60% to 1.57%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.60% to 1.57%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Strategies [Text Block]

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.
C000016739
Shareholder Report [Line Items]
Fund Name		DWS Strategic High Yield Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		NOTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.61% for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, tobacco, and healthcare bonds aided performance. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher.

While there were no material detractors, the Fund had exposure to a small number of distressed bonds and education-related issues that weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.61%	0.98%	2.40%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 479,336,252
Holdings Count | Holding		310
Advisory Fees Paid, Amount		$ 2,033,647
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	479,336,252
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,033,647
Modified Duration to Worst	8.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	2%
AA	12%
A	12%
BBB	19%
BB	11%
Not Rated	37%
Total	93%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	87%
General Obligation Bonds	5%
Variable Rate Demand Notes	5%
Other	1%
Lease Obligations	0%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	2%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.60% to 0.57%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.60% to 0.57%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Strategies [Text Block]

Effective October 1, 2023, the Fund eliminated its investment limitation on high yield debt securities (i.e., debt securities rated BB/Ba and below) of 50% of total assets. The Fund may currently invest without limit in high yield debt securities. The Fund generally intends to invest approximately 50% - 65% in high yield debt securities.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.